7. Restatement of Financial Statements	6 Months Ended
Jun. 30, 2014
Notes
7. Restatement of Financial Statements

7. Restatement of Financial Statements

The unaudited financial statements for the period ended June 30, 2014, filed with the SEC on August 19, 2014 have been restated as a result of management's determination that the Company's accounting treatment pertaining the loss on debt settlement should be recorded in the balance sheet as of June 30, 2014.

The effect of the restatement on our previously issued interim financial statements as of June 30, 2014 is as follows:

	Restated Income Statement
	As Reported	Adjustments	Restated
Total Assets	$2,114,012	$-	$2,114,012

Total current liabilities	$24,733	$-	$24,733

Stockholders' equity (deficit):
Preferred stock, $0.00001 par value; 20,000,000 shares authorized; no shares issued and outstanding	-	-	-
Common stock, $0.00001 par value; 500,000,000 shares authorized; and
2,592,400 and 2,845,480 issued and outstanding at June 30, 2014 and December 31, 2013, respectively	2,592	-	2,592
Additional paid in capital	3,541,305	-	3,541,305
Common stock subscribed but not issued	23,837,203	2,700,000	26,537,203
Common stock subscription receivable	(520,000)	-	(520,000)
Accumulated deficit before re-entry to the development stage	(2,290,748)	-	(2,290,748)
Accumulated deficit after re-entry to development stage	(22,481,073)	(2,700,000)	(25,181,073)
Total stockholders' equity (deficit)	2,089,279	-	2,089,279
Total Liabilities and Stockholders' Equity (Deficit)	2,114,012	$-	$2,114,012

See Notes to Unaudited Interim Financial Statements.

The effect of the restatement on our previously issued income statements for the three months ended June 30, 2014 is as follows:

	Restated Income Statement
	As Reported	Adjustments	Restated

Revenues	$-	$-	$-

Expenses
General and administrative	39,499	-	39,499
Total	39,499	-	39,499

(Loss) from operations	(39,499)	-	(39,499)

Other income (expense)
Interest expense	(5,787)	-	(5,787)
Amortization of debt discount	(61,514)	-	(61,514)
Loss on settlement of debt	(21,009,343)	(2,700,000)	(23,709,343)
Total other (expense)	(21,076,644)	(2,700,000)	(23,776,644)
Total cost and expenses	(21,116,143)	(2,700,000)	(23,816,143)

Loss from continuing operations before income tax	(21,116,143)	(2,700,000)	(23,816,143)
Income tax	(13,939)	-	(13,939)

Net loss	$(21,130,082)	$(2,700,000)	$(23,830,082)

Basic and diluted per share amount:
Basic and diluted net loss	$(7.54)	$(0.97)	$(8.51)

Weighted average shares outstanding
(basic and diluted)	2,801,160	-	2,801,160

The effect of the restatement on our previously issued income statements for the six months ended June 30, 2014 is as follows:

	Restated Income Statement
	As Reported	Adjustments	Restated
Revenues	$-	$-	$-

Expenses
General and administrative	63,253	-	63,253
Total	63,253	-	63,253

(Loss) from operations	(63,253)	-	(63,253)

Other income (expense)
Interest expense	(11,510)	-	(11,510)
Amortization of debt discount	(91,066)	-	(91,066)
Loss on settlement of debt	(21,009,343)	(2,700,000)	(23,709,343)
Total other (expense)	(21,111,919)	(2,700,000)	(23,811,919)
Total cost and expenses	(21,175,172)	(2,700,000)	(23,875,172)

Loss from continuing operations before income tax	(21,175,172)	(2,700,000)	(23,875,172)
Income tax	(13,939)	-	(13,939)

Net loss	$(21,189,111)	$(2,700,000)	$(23,889,111)

Basic and diluted per share amount:
Basic and diluted net loss	$(7.73)	$(0.99)	$(8.72)

Weighted average shares outstanding
(basic and diluted)	2,740,523	-	2,740,523

The effect of the restatement on our previously issued interim financial statements for the cumulative period ended June 30, 2014 is as follows:

	Restated Income Statement
	As Reported	Adjustments	Restated
Revenues	$-	$-	$-

Expenses
General and administrative	1,237,520	-	1,237,520
Total	1,237,520	-	1,237,520

(Loss) from operations	(1,237,520)	-	(1,237,520)

Other income (expense)
Interest expense	(58,694)	-	(58,694)
Amortization of debt discount	(161,577)	-	(161,577)
Loss on settlement of debt	(21,009,343)	(2,700,000)	(23,709,343)
Total other (expense)	(21,229,614)	(2,700,000)	(23,929,614)
Total cost and expenses	(22,467,134)	(2,700,000)	(25,167,134)

Loss from continuing operations before income tax	(22,467,134)	(2,700,000)	(25,167,134)
Income tax	(13,939)	-	(13,939)

Net loss	$(22,481,073)	$(2,700,000)	$(25,181,073)

The effect of the restatement on our previously issued cash flow statements for the six months ended June 30, 2014 is as follows:

	Restated Cash Flow Statement
	As Reported	Adjustments	Restated

Cash flows from operating activities:
Net loss	$(21,189,111)	$(2,700,000)	$(23,889,111)
Adjustments to reconcile net loss to cash used in operating activities:
Donated services	-	-	-
Shares issued for services	-	-	-
Non-cash loss on settlement of debt	21,009,343	(2,700,000)	23,709,343
Amortization of debt discount	91,066	-	91,066
Changes in assets and liabilities:
Increase (decrease) in prepaid expenses	-	-	-
Increase (decrease) in accounts payable and accrued expenses	31,179	-	31,179
Cash used in operating activities	(57,523)	-	(57,523)

Cash flow from financing activities:
Proceeds from issuance of common stock	2,095,000	-	2,095,000
Proceeds from issuance of convertible notes payable - related parties	-	-	-
Proceeds from issuance of convertible notes payable	-	-	-
Cash provided by financing activities	2,095,000	-	2,095,000

Change in cash	2,037,477	-	2,037,477
Cash - beginning of period	76,535	-	76,535
Cash - end of period	$2,114,012	$-	$2,114,012

Supplemental cash flow disclosure:
Non-cash transactions:
Debt converted to common stock	$212,860	$-	$212,860
Discount on convertible debt	$-	$-	$-
Forgiveness of accrued salary by related party	$-	$-	$-
Common stock cancelled	$253	$-	$253
Subscription receivable	$500,000	$-	$500,000

The effect of the restatement on our previously issued cash flow statements for the cumulative period ended June 30, 2014 is as follows:

	Restated Cash Flow Statement
	As Reported	Adjustments	Restated
Cash flows from operating activities:
Net loss	$(22,481,073)	$(2,700,000)	$(25,181,073)
Adjustments to reconcile net loss to cash used in operating activities:
Donated services	36,000	-	36,000
Shares issued for services	1,000,000	-	1,000,000
Non-cash loss on settlement of debt	21,009,343	(2,700,000)	23,709,343
Amortization of debt discount	161,577	-	161,577
Changes in assets and liabilities:
Increase (decrease) in prepaid expenses	-	-	-
Increase (decrease) in accounts payable and accrued expenses	88,119	-	88,119
Cash used in operating activities	(186,034)	-	(186,034)

Cash flow from financing activities:
Proceeds from issuance of common stock	2,115,000	-	2,115,000
Proceeds from issuance of convertible notes payable - related parties	74,851	-	74,851
Proceeds from issuance of convertible notes payable	110,195	-	110,195
Cash provided by financing activities	2,300,046	-	2,300,046

Change in cash	2,114,012	-	2,114,012
Cash - beginning of period	-	-	-
Cash - end of period	$2,114,012	$-	$2,114,012

Supplemental cash flow disclosure:
Non-cash transactions:
Debt converted to common stock	$358,892	$-	$358,892
Discount on convertible debt	$161,577	$-	$161,577
Forgiveness of accrued salary by related party	$6,847	$-	$6,847
Common stock cancelled	$253	$-	$253
Subscription receivable	$500,000	$-	$500,000